UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                 (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report 2017
For the period from October 1, 2016 through March 31, 2017
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between The Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Investments in ETFs, Foreign Securities Risk, Inverse Correlation Risk, Short Sales Risk, Derivative Risk, Leverage Risk, Market Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Management Style Risk, Manager Risk, Non-diversified Fund Risk, Sector Focus Risk, Portfolio Turnover Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting navfx.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2017.

For More Information on Your Sector Rotation Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Is There a Trump Effect?

President Donald Trump has said he inherited "a mess" of an economic situation, and after the election the markets cheered, with the S&P 500 Index returning 5.53% and the MSCI World Index returning 6.38% in the first quarter of 2017. But it's important to look at the data, not the rhetoric—and there's plenty of worrisome data out there. Let's take a look.

Growth Slows

The U.S. economy grew at its weakest pace in three years in the first quarter, with gross domestic product (GDP) increasing at a 0.7% annual rate, according to the Commerce Department. That was the weakest level of GDP growth since the first quarter of 2014, and contrasts to 2.1% growth in the fourth quarter of 2016.

A big part of the weakness was consumer spending, which accounts for more than two-thirds of U.S. economic activity. According to the GDP report, consumer spending slowed from 3.5% in the fourth quarter to 0.3% in the first quarter, its slowest pace since the fourth quarter of 2009. That may have been due to a mild winter, which dampened demand for utilities, and delays issuing tax refunds to combat fraud. It may also have been due to inflation, but I'll discuss that more later.

Retailers Struggle

With consumers curtailing spending, the weak spot in the economy right now is clearly retail. U.S. retail sales fell 0.2% in March, according to the Commerce Department. That was the second straight month of declines. The declines were led by the auto industry, which may have plateaued after an unprecedented seven straight years of record sales. But the problems retailers are experiencing extend beyond autos; many traditional brick-and-mortar stores are struggling to compete with online retailers such as Amazon, closing locations and going bankrupt. Indeed, nine retailers have filed for Chapter 11 in just the first three months of 2017, according to CNBC and AlixPartners—the same number that filed during all of 2016. As one economist described it, "the retail name cemetery is bursting at the seams, and more are probably to come."

Inflation Inches Up

Looking at the most recent monthly data, inflation seems stable. Headline inflation, as represented by the Consumer Price Index (CPI), fell 0.3% in March, the first monthly decline in 13 months and the largest a decline in more than two years, since January 2015. Core CPI, which excludes volatile food and energy prices, dropped 0.1% in March. But over the past 12 months ending in March, headline inflation rose 2.4%, and core inflation rose 2.0%. That's a bit high: Since 2008, inflation has consistently registered below 2%. So, while not drastic, inflation is becoming more visible. This isn't surprising: While the relationship between inflation and growth doesn't always follow rules, inflation does tend to fall during recessions and rise during economic recoveries.

Hiring Falls

The official U.S. unemployment rate fell to 4.5% in March, reaching its lowest level since May 2007. But hiring slowed significantly, with employers adding just 98,000 jobs, according to the Labor Department. That was disappointing, given that employers add 219,000 jobs in February and averaged 187,000 new jobs a month in 2016. And it ties into the retail data I mentioned above: The United States lost 39,000 retail jobs in March alone, and retailers have shed 89,000 jobs since October. Some analysts are calling the decline in hiring a temporary blip, noting that it's common to see a weak month at some point during the winter. Time will tell.

Doom and Gloom?

All of this may sound gloomy, but there are some positives. For example, wages were 2.7% higher in March than they were a year ago, in contrast to 2% during most of the recovery from the financial crisis. And savings rose from $778.9 billion in the fourth quarter to $814.2 billion in the first quarter. That could bode well for future consumer spending.

Plus, consumer sentiment is good. The Conference Board's Consumer Confidence Index declined in April after increasing sharply over the prior two months, but still remains at strong levels. From a historical perspective, the latest reading is in the 90th percentile of all monthly data points since June 1977, down only from the 91st percentile in March. And the University of Michigan Consumer Sentiment Index continued in April to travel along the high established following President Trump's election, with only minor variations from its five-month average.

Finally, we are seeing a recovery in corporate earnings based on cost discipline, the possibility of regulatory easing (particular in financials), and innovation (particularly in information technology). That is contributing to strong 2017 earnings expectations.

Markets Rally

Despite much of the data being lackluster, U.S. equities reached all-time highs in the first quarter of 2017, supported in part by President Trump's plans to cut taxes, boost infrastructure spending, and reduce the regulatory burden on business.

Around the world, equities also delivered robust gains on the back of an upswing in global economic data. Emerging-market equities were particularly strong, with the MSCI Emerging Markets Index returning 11.44% in the quarter.

As for bonds, amid relatively flat interest rates, they generally posted positive performance, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 0.82% in the first quarter. Lower-quality bonds led the way, with the Credit Suisse High Yield Bond Index returning 2.59%.

Outlook

President Trump is a wildcard in the economic look, with the success of many of his proposed policies still uncertain. The protectionism part of his agenda could inhibit growth, while the deregulation and tax cuts could stimulate it. Which of these parts of his agenda will dominate remains to be seen. That said, I expect the economy to remain steady or improve in 2017. As a result, from an investment perspective, I am broadly supportive of risk assets—namely, equities. But, keep in mind, the markets have bet big on President Trump's policies being positive, and it is unclear what form many of those new policies will take and how many will be accepted by Congress. Should any anticipated policies not come to fruition, the equity markets could react negatively.

I appreciate the trust you have placed in me and I will continue to work very hard every day to maintain that trust.

Mark Anthony Grimaldi
Fund Manager/Author

(RCSEC0417001)

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of March 31, 2017
			Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 95.31%

	Commodities - 5.79%
	*	iShares Silver Trust	40,000	$690,000
	*	SPDR Gold Shares	5,000	593,600
				1,283,600
	Consumer Discretionary - 2.50%
		Vanguard Consumer Discretionary ETF	4,000	553,880

	Industrials - 3.93%
		PowerShares Aerospace & Defense Portfolio	20,000	871,000

	Information Technology - 4.25%
	*	PowerShares NASDAQ Internet Portfolio	10,000	944,000

	Large-Cap - 42.65%
		ProShares UltraPro S&P 500	20,000	1,920,200
		SPDR S&P 500 ETF Trust	32,000	7,543,680
				9,463,880
	Materials - 20.50%
		iShares U.S. Basic Materials ETF	15,000	1,337,100
		Vanguard Materials ETF	27,000	3,211,380
				4,548,480
	Mid-Cap - 15.69%
		Vanguard Mid-Cap ETF	25,000	3,481,000

		Total Exchange-Traded Funds (Cost $17,670,529)		21,145,840

SHORT-TERM INVESTMENT - 4.65%
	§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.28%	1,032,298	1,032,298

		Total Short-Term Investment (Cost $1,032,298)		1,032,298

Total Value of Investments (Cost $18,702,827) - 99.96%				$22,178,138

Other Assets Less Liabilities - 0.04%				9,868

NET ASSETS - 100.00%				$22,188,006

*	Non-income producing investment
§	Represents 7 day effective yield

				(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2017

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Funds:
Commodities	5.79%	$1,283,600
Consumer Discretionary	2.50%	553,880
Industrials	3.93%	871,000
Information Technology	4.25%	944,000
Large-Cap	42.65%	9,463,880
Materials	20.50%	4,548,480
Mid-Cap	15.69%	3,481,000
Short-Term Investment	4.65%	1,032,298
Other Assets Less Liabilities	0.04%	9,868
Total	100.00%	$22,188,006

See Notes to Financial Statements

Sector Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2017

Assets:
Investments, at value (cost $18,702,827)	$22,178,138
Receivables:
Fund shares sold	814
Dividends and interest	45,127
Prepaid expenses:
Fund accounting fees	2,286
Registration and filing expenses	2,129
Security pricing fees	652
Compliance fees	521
Transfer agent fees	29

Total assets	22,229,696

Liabilities:
Payables:
Fund shares repurchased	4,500
Accrued expenses:
Advisory fees	18,978
Professional fees	11,582
Custody fees	3,843
Insurance fees	1,008
Administration fees	972
Miscellaneous expenses	345
Trustee fees and meeting expenses	322
Shareholder fulfillment expenses	140

Total liabilities	41,690

Net Assets	$22,188,006

Net Assets Consist of:
Paid in Capital	$18,195,065
Accumulated net investment loss	(37,914)
Accumulated net realized gain on investments	555,544
Net unrealized appreciation on investments	3,475,311

Total Net Assets	$22,188,006
Shares Outstanding, no par value (unlimited authorized shares)	1,843,696
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.03

See Notes to Financial Statements

Sector Rotation Fund

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2017

Investment Income:
Dividends	$174,421

Total Investment Income	174,421

Expenses:
Advisory fees (Note 2)	109,247
Fund accounting fees (Note 2)	14,555
Professional fees	14,510
Registration and filing expenses	13,701
Administration fees (Note 2)	11,967
Transfer agent fees (Note 2)	10,471
Custody fees (Note 2)	7,495
Compliance fees (Note 2)	5,736
Trustee fees and meeting expenses	4,239
Shareholder fulfillment expenses	4,076
Miscellaneous expenses (Note 2)	2,095
Insurance fees	897
Security pricing fees	349

Total Expenses	199,338

Net Investment Loss	(24,917)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	726,855

Net change in unrealized appreciation on investments	710,460

Net Realized and Unrealized Gain on Investments	1,437,315

Net Increase in Net Assets Resulting from Operations	$1,412,398

See Notes to Financial Statements

Sector Rotation Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the fiscal year or period ended	2017 (a)	2016

Operations:
Net investment income (loss)	$(24,917)	$98,802
Net realized gain from investment transactions	726,855	529,503
Distributions of capital gains from underlying funds	-	30,213
Net change in unrealized appreciation on investments	710,460	914,015

Net Increase in Net Assets Resulting from Operations	1,412,398	1,572,533

Distributions to Shareholders:
Net investment income	-	-
Net realized gain	(636,326)	(797,111)

Decrease in Net Assets Resulting from Distributions	(636,326)	(797,111)

Beneficial Interest Transactions:
Shares sold	1,581,930	6,089,847
Reinvested dividends and distributions	632,572	792,756
Shares repurchased	(3,066,207)	(7,603,331)

Decrease from Beneficial Interest Transactions	(851,705)	(720,728)

Net Increase (Decrease) in Net Assets	(75,633)	54,694

Net Assets:
Beginning of period	22,263,639	22,208,945
End of period	$22,188,006	$22,263,639

Accumulated Net Investment Loss	$(37,914)	$(12,997)

Share Information:
Shares sold	135,361	530,297
Reinvested distributions	54,816	69,297
Shares repurchased	(264,665)	(677,690)
Net Decrease in Shares of Beneficial Interest	(74,488)	(78,096)

(a) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Financial Highlights

For a share outstanding during each	March 31,		September 30,
the fiscal years or period ended	2017	(f)	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$11.61		$11.13	$13.06	$0.23	$-

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)		0.05	(0.02)	0.09	0.10
Net realized and unrealized gain on investments	0.78		0.79	0.25	1.58	0.83

Total from Investment Operations	0.77		0.84	0.23	1.67	0.93

Less Distributions to Shareholders:
From net investment income	-		-	(0.08)	(0.04)	(0.07)
From net realized gain	(0.35)		(0.36)	(2.08)	(0.18)	(0.63)

Total Distributions	(0.35)		(0.36)	(2.16)	(0.22)	(0.70)

Net Asset Value, End of Period	$12.03		$11.61	$11.13	$1.68	$0.23

Total Return (a)	6.66%	(e)	7.55%	1.85%	14.50%	8.67%

Net Assets, End of Period (in thousands)	$22,188		$22,264	$22,209	$22,244	$20,918

Ratios of:
Gross Expenses to Average Net Assets (b)	1.82%	(d)	1.77%	1.78%	1.81%	1.65%
Net Expenses to Average Net Assets (b)	1.82%	(d)	1.77%	1.78%	1.81%	1.65%
Net Investment Income (Loss) to Average Net Assets (c)	(0.23)%	(d)	0.41%	(0.08)%	0.67%	0.91%

Portfolio turnover rate	159.61%	(e)	345.74%	237.04%	218.41%	146.64%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Annualized.
(e) Not annualized.
(f) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

1.     Organization and Significant Accounting Policies

The Sector Rotation Fund ("Fund") is a series of the Starboard Investment Trust ("Trust").  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.

The Fund commenced operations on December 31, 2009 as a series of the World Funds Trust ("WFT").  Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011.  The reorganization occurred on June 27, 2011.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The investment objective of the Fund is to achieve capital appreciation.  The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs").  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2017 for the Fund's assets measured at fair value:

Sector Rotation Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Funds*	$21,145,840	$21,145,840	$-	$-
Short-Term Investment	1,032,298	1,032,298	-	-
Total Assets	$22,178,138	$22,178,138	$-	$-

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended March 31, 2017.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the reporting period.

*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.     Transactions with Related Parties and Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund by Grimaldi Portfolio Solutions, Inc. (the "Advisor"), the Advisor receives a monthly fee based on the Fund's average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.00% of the average daily net assets of the Fund.  In accordance with these terms, the Fund incurred $109,247 in advisory fees for the fiscal period ended March 31, 2017.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.89% of the average daily net assets of the Fund for the current fiscal period. The current term of the Expense Limitation Agreement remains in effect until January 31, 2018.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Fund's administrator, The Nottingham Company ("the Administrator"), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  Effective August 1, 2016, the Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of March 31, 2017, the Administrator received $2,095 in miscellaneous compensation expenses.

A breakdown of these fees is provided in the following table.

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $11,967 in administration fees, $7,495 in custody fees, and $14,555 in fund accounting fees for the fiscal period ended March 31, 2017.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust may also be officers of the Administrator.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

3.     Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$33,789,063	$33,886,861

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended March 31, 2017.

4.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions taken or to be taken on federal income tax returns for the open tax years of September 30, 2014 through September 30, 2016, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended March 31, 2017, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2017	September 30, 2016
Ordinary Income	$ -	$ -
Long-term capital gain	636,326	797,111

At March 31, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$18,702,827

Unrealized Appreciation	$3,484,144
Unrealized Depreciation	(8,833)
Net Unrealized Appreciation	$3,475,311

5.     Underlying Investment in Other Investment Company

The Fund currently invests a portion of its assets in the SPDR S&P 500 Exchange-Traded Fund (the "ETF").  The Fund may redeem its investment from the ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the ETF.  The financial statements of the ETF, including the portfolio of investments, can be found at the ETF's website, www.spdrs.com, or the Securities and Exchange Commission's website, www.sec.gov, and should be read in conjunction with the ETF's financial statements.  As of March 31, 2017, the Fund's net assets in the ETF were 34.00%.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

6.     Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.     New Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.     Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Sector Rotation Fund

Additional Information (Unaudited)

1.     Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.     Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.     Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended March 31, 2017.

During the fiscal period, no income distributions were paid from the Fund but $636,326 in long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.     Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Sector Rotation Fund

Additional Information (Unaudited)

Sector Rotation Fund	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,066.60	$9.38
	$1,000.00	$1,015.86	$9.15
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.82%,    multiplied by 182/365 (to reflect the one-half year period).

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Grimaldi Portfolio Solutions, Inc.
116 South Franklin Street	Executive Park
Post Office Box 69	1207 Route 9, Suite 10
Rocky Mount, North Carolina 27802-0069	Wappingers Falls, NY 12590

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: June 1, 2017	Katherine M. Honey President and Principal Executive Officer The Sector Rotation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: June 1, 2017	Katherine M. Honey President and Principal Executive Officer The Sector Rotation Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: June 1, 2017	Ashley E. Harris Treasurer and Principal Financial Officer The Sector Rotation Fund